Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition (Details) - Fair Value, Recurring [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security	¥ 2,450	¥ 563,436
Investments – equity security recorded within other current assets and other non-current assets	239,565	13,755
Contingent consideration		17,549
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets and other non-current assets	2,746	13,755
Contingent consideration
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security	2,450	563,436
Investments – equity security recorded within other current assets and other non-current assets
Contingent consideration
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets and other non-current assets	¥ 236,819
Contingent consideration		¥ 17,549